Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Previously securitized loans	$ 3,950	$ 4,337
Allowance for loan losses	7,303	7,412
Deferred compensation payable	4,099	4,058
Underfunded pension liability	2,739	2,792
Accrued expenses	1,721	1,789
Impaired assets	834	797
Impaired securities losses	3,791	6,719
Unrealized securities losses	1,338	0
Intangible assets	1,312	2,194
Other	4,716	3,964
Total Deferred Tax Assets	31,803	34,062
Unrealized securities gains	0	585
Other	3,760	3,503
Total Deferred Tax Liabilities	3,760	4,088
Net Deferred Tax Assets	$ 28,043	$ 29,974